Revenues (Details) - Schedule of Revenues per Geographical Locations - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Revenues (Details) - Schedule of Revenues per Geographical Locations [Line Items]
Total revenues		$ 29,702	$ 21,531
Americas [Member]
Revenues (Details) - Schedule of Revenues per Geographical Locations [Line Items]
Total revenues		10,263	6,623
Asia Pacific [Member]
Revenues (Details) - Schedule of Revenues per Geographical Locations [Line Items]
Total revenues		1,368	2,259
Europe and Israel [Member]
Revenues (Details) - Schedule of Revenues per Geographical Locations [Line Items]
Total revenues	[1]	$ 18,071	$ 12,649

[1]	The Company combined all revenues into the Europe and Israel geography, due to immateriality of the amounts of revenues in Israel.